UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

111 South Wacker Drive, Suite 4600 Chicago, Illinois		60606-4319
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606		Ndenisarya M. Bregasi K&L Gates LLP 1601 K Street NW Washington, DC 20006
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 646-3600

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments.

Oakmark Fund	June 30, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.0%
FINANCIALS — 28.1%
DIVERSIFIED FINANCIALS — 10.8%
State Street Corp.	4,700	$421,731
Capital One Financial Corp.	4,663	385,241
Ally Financial, Inc.	17,435	364,391
Bank of New York Mellon Corp.	6,320	322,428
The Goldman Sachs Group, Inc.	1,105	245,199
Moody’s Corp.	1,506	183,307
		1,922,297
BANKS — 10.7%
Citigroup, Inc.	9,630	644,055
Bank of America Corp.	19,300	468,218
JPMorgan Chase & Co.	4,715	430,951
Wells Fargo & Co.	6,610	366,260
		1,909,484
INSURANCE — 6.6%
American International Group, Inc.	6,980	436,390
Aflac, Inc.	4,910	381,409
Aon PLC	2,690	357,635
		1,175,434
		5,007,215
INFORMATION TECHNOLOGY — 23.6%
SOFTWARE & SERVICES — 13.6%
Alphabet, Inc., Class C (a)	651	591,816
Oracle Corp.	8,765	439,477
Visa, Inc., Class A	4,635	434,671
MasterCard, Inc., Class A	3,320	403,214
Automatic Data Processing, Inc.	3,420	350,413
Microsoft Corp.	2,940	202,654
		2,422,245
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Texas Instruments, Inc.	5,120	393,881
Intel Corp.	10,155	342,630
QUALCOMM, Inc.	4,345	239,931
		976,442
TECHNOLOGY HARDWARE & EQUIPMENT — 4.6%
Apple, Inc.	2,987	430,188
TE Connectivity, Ltd.	4,936	388,336
		818,524
		4,217,211
CONSUMER DISCRETIONARY — 14.4%
AUTOMOBILES & COMPONENTS — 4.9%
Fiat Chrysler Automobiles N.V. (a)	23,160	246,192
General Motors Co.	6,850	239,270
Delphi Automotive PLC	2,200	192,830
Harley-Davidson, Inc.	3,502	189,178
		867,470
MEDIA — 3.5%
Comcast Corp., Class A	6,638	258,366
News Corp., Class A	15,401	210,990
Charter Communications, Inc., Class A (a)	481	162,079
		631,435
RETAILING — 2.4%
Liberty Interactive Corp. QVC Group, Class A (a)	11,491	281,987
AutoNation, Inc. (a)	3,432	144,676
		426,663
CONSUMER DURABLES & APPAREL — 2.1%
Whirlpool Corp.	1,957	374,994
CONSUMER SERVICES — 1.5%
MGM Resorts International	8,400	262,836
		2,563,398
INDUSTRIALS — 11.0%
CAPITAL GOODS — 8.6%
General Electric Co.	15,050	406,501
Parker-Hannifin Corp.	2,439	389,843
Cummins, Inc.	2,320	376,350
Caterpillar, Inc.	3,350	359,991
		1,532,685
TRANSPORTATION — 2.4%
FedEx Corp.	1,980	430,313
		1,962,998
CONSUMER STAPLES — 6.4%
FOOD, BEVERAGE & TOBACCO — 4.3%
Nestle SA (b)	4,565	398,068
Diageo PLC (b)	3,100	371,473
		769,541
HOUSEHOLD & PERSONAL PRODUCTS — 2.1%
Unilever PLC (b)	6,863	371,426
		1,140,967
HEALTH CARE — 6.4%
HEALTH CARE EQUIPMENT & SERVICES — 6.4%
UnitedHealth Group, Inc.	2,195	406,997
Baxter International, Inc.	5,300	320,862
Medtronic PLC	2,440	216,550
HCA Healthcare, Inc. (a)	2,216	193,191
		1,137,600
ENERGY — 5.1%
Apache Corp.	8,240	394,937
National Oilwell Varco, Inc.	6,429	211,768
Anadarko Petroleum Corp.	3,400	154,156
Chesapeake Energy Corp. (a)	30,000	149,100
		909,961
TOTAL COMMON STOCKS — 95.0% (Cost $10,340,419)		16,939,350

	Par Value	Value
SHORT-TERM INVESTMENTS— 4.7%
GOVERNMENT AND AGENCY SECURITIES — 1.7%
Federal National Mortgage Association, 0.96%, due 07/03/17 (c) (Cost $299,984)	$300,000	$299,984
REPURCHASE AGREEMENT — 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.34% dated 06/30/17 due 07/03/17, repurchase price $278,422 collateralized by United States Treasury Notes, 0.625% - 2.250%, due 11/15/25 - 01/15/26, aggregate value plus accrued interest of $283,986 (Cost: $278,414)	278,414	278,414
U.S. GOVERNMENT BILL — 1.1%
United States Treasury Bill, 0.81%, due 07/13/17 (c) (Cost $199,947)	200,000	199,947
COMMERCIAL PAPER — 0.3%
Anthem, Inc., 144A, 1.37%, due 07/05/17 (c) (d) (Cost $49,993)	50,000	49,993
TOTAL SHORT-TERM INVESTMENTS — 4.7% (Cost $828,338)		828,338
TOTAL INVESTMENTS — 99.7% (Cost $11,168,757)		17,767,688
Foreign Currencies (Cost $0) — 0.0% (e)		0	(f)
Other Assets In Excess of Liabilities — 0.3%		56,870
TOTAL NET ASSETS — 100.0%		$17,824,558

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(d)	See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.
(e)	Amount rounds to less than 0.1%.
(f)	Amount rounds to less than $1,000.

Oakmark Select Fund	June 30, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.8%
FINANCIALS — 30.9%
BANKS — 14.1%
Citigroup, Inc.	5,312	$355,267
Bank of America Corp.	9,901	240,188
JPMorgan Chase & Co.	2,568	234,715
		830,170
INSURANCE — 9.2%
FNF Group	6,446	288,983
American International Group, Inc.	3,995	249,780
		538,763
DIVERSIFIED FINANCIALS — 7.6%
Capital One Financial Corp.	2,855	235,872
Ally Financial, Inc.	10,000	209,000
		444,872
		1,813,805
INFORMATION TECHNOLOGY — 24.3%
SOFTWARE & SERVICES — 18.1%
Alphabet, Inc., Class C (a)	557	505,845
Oracle Corp.	5,567	279,129
MasterCard, Inc., Class A	2,259	274,355
		1,059,329
TECHNOLOGY HARDWARE & EQUIPMENT — 6.2%
TE Connectivity, Ltd.	4,623	363,733
		1,423,062
CONSUMER DISCRETIONARY — 16.5%
AUTOMOBILES & COMPONENTS — 8.7%
Fiat Chrysler Automobiles N.V. (a)	26,134	277,806
Harley-Davidson, Inc.	4,300	232,286
		510,092
CONSUMER SERVICES — 4.3%
MGM Resorts International	8,000	250,320

RETAILING — 3.5%
Liberty Interactive Corp. QVC Group, Class A (a)	8,459	207,581
		967,993
ENERGY — 10.5%
Apache Corp.	5,971	286,190
Weatherford International PLC (a) (b)	54,500	210,915
Chesapeake Energy Corp. (a)	23,840	118,487
		615,592
REAL ESTATE — 7.2%
CBRE Group, Inc., Class A (a)	11,648	423,969

INDUSTRIALS — 5.4%
CAPITAL GOODS — 5.4%
General Electric Co.	11,768	317,854
TOTAL COMMON STOCKS — 94.8% (Cost $3,602,261)		5,562,275

	Par Value	Value
SHORT-TERM INVESTMENTS— 5.2%
REPURCHASE AGREEMENT — 3.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.34% dated 06/30/17 due 07/03/17, repurchase price $202,816, collateralized by a United States Treasury Bond, 3.625%, due 08/15/43, value plus accrued interest of $206,868 (Cost: $202,810)	$202,810	$202,810
GOVERNMENT AND AGENCY SECURITIES — 1.7%
Federal National Mortgage Association, 0.96%, due 07/03/17 (c) (Cost $99,995)	100,000	99,995
TOTAL SHORT-TERM INVESTMENTS — 5.2% (Cost $302,805)		302,805
TOTAL INVESTMENTS — 100.0% (Cost $3,905,066)		5,865,080
Other Assets In Excess of Liabilities — 0.0%(d)		1,738
TOTAL NET ASSETS — 100.0%		$5,866,818

	Shares Subject to Call	Value
PUT OPTIONS WRITTEN— 0.0%(d)
ENERGY— 0.0%(d)
Chesapeake Energy Corp., strike price $5.00, expires 08/18/2017	(60,000)	(2,340)
TOTAL PUT OPTIONS WRITTEN — 0.0% (d) (Premiums Received $(2,307))		(2,340)

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(d)	Amount rounds to less than 0.1%.

Oakmark Equity and Income Fund	June 30, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 62.5%
FINANCIALS — 16.6%
BANKS — 8.5%
Bank of America Corp.	32,302	$783,642
Citigroup, Inc.	5,165	345,429
Wells Fargo & Co.	2,471	136,901
U.S. Bancorp	1,574	81,711
		1,347,683
DIVERSIFIED FINANCIALS — 5.3%
Bank of New York Mellon Corp.	5,171	263,828
TD Ameritrade Holding Corp.	5,529	237,699
Ally Financial, Inc.	9,973	208,425
State Street Corp.	1,551	139,189
		849,141
INSURANCE — 2.8%
FNF Group	6,360	285,110
Principal Financial Group, Inc.	2,544	162,999
		448,109
		2,644,933
INFORMATION TECHNOLOGY — 10.1%
SOFTWARE & SERVICES — 6.4%
Oracle Corp.	11,522	577,703
MasterCard, Inc., Class A	3,602	437,500
		1,015,203
TECHNOLOGY HARDWARE & EQUIPMENT — 3.7%
TE Connectivity, Ltd.	6,797	534,756
CommScope Holding Co., Inc. (a)	1,342	51,050
		585,806
		1,601,009
CONSUMER DISCRETIONARY — 10.0%
AUTOMOBILES & COMPONENTS — 7.2%
General Motors Co.	20,307	709,337
BorgWarner, Inc.	5,914	250,517
Lear Corp.	1,316	187,039
		1,146,893
RETAILING — 2.0%
Foot Locker, Inc.	5,783	284,966
HSN, Inc.	1,034	32,972
		317,938
CONSUMER SERVICES — 0.4%
MGM Resorts International	2,351	73,570

CONSUMER DURABLES & APPAREL — 0.4%
Carter’s, Inc.	664	59,090
		1,597,491
CONSUMER STAPLES — 9.6%
FOOD, BEVERAGE & TOBACCO — 7.1%
Nestle SA (b)	5,623	490,326
Philip Morris International, Inc.	3,092	363,120
Diageo PLC (b)	2,310	276,819
		1,130,265
FOOD & STAPLES RETAILING — 2.5%
CVS Health Corp.	4,911	395,168
		1,525,433
INDUSTRIALS — 6.5%
CAPITAL GOODS — 5.3%
Dover Corp.	5,357	429,770
Arconic, Inc.	6,012	136,163
Oshkosh Corp.	1,541	106,150
Flowserve Corp.	2,091	97,088
WESCO International, Inc. (a)	682	39,056
The Manitowoc Co., Inc. (a)	6,243	37,519
		845,746
TRANSPORTATION — 1.0%
Union Pacific Corp.	1,399	152,376

COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
Herman Miller, Inc.	1,246	37,875
		1,035,997
HEALTH CARE — 4.5%
HEALTH CARE EQUIPMENT & SERVICES — 3.8%
UnitedHealth Group, Inc.	2,261	419,316
HCA Healthcare, Inc. (a)	2,186	190,593
		609,909
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.7%
VWR Corp. (a)	3,233	106,708
		716,617
ENERGY — 2.7%
Baker Hughes, Inc.	3,820	208,205
National Oilwell Varco, Inc.	5,789	190,680
Ultra Petroleum Corp. (a)	2,918	31,665
		430,550
REAL ESTATE — 1.7%
Jones Lang LaSalle, Inc.	1,204	150,455
Gaming and Leisure Properties, Inc.	1,833	69,034
The Howard Hughes Corp. (a)	429	52,681
		272,170
MATERIALS — 0.8%
Glencore PLC	35,440	132,569
TOTAL COMMON STOCKS — 62.5% (Cost $5,571,238)		9,956,769

	Par Value	Value
FIXED INCOME— 22.6%
CORPORATE BONDS — 13.4%
FINANCIALS — 4.0%
Aflac, Inc. 2.875%, due 10/15/26	$980	$954
Ally Financial, Inc. 4.75%, due 09/10/18	4,743	4,873
American Express Credit Corp.
1.875%, due 11/05/18	4,915	4,923
2.60%, due 09/14/20	2,945	2,988
American International Group, Inc. 3.30%, due 03/01/21	14,665	15,088
Aon Corp. 5.00%, due 09/30/20	14,745	15,878
Bank of America Corp.
1.95%, due 05/12/18	31,675	31,708
2.151%, due 11/09/20	6,970	6,938
4.45%, due 03/03/26	5,000	5,204
Capital One Bank USA NA 2.15%, due 11/21/18	3,768	3,773
Capital One NA 2.35%, due 08/17/18	5,000	5,020
Capital One NA/Mclean VA 1.85%, due 09/13/19	39,255	38,923
Citigroup, Inc.
1.70%, due 04/27/18	29,020	28,991
2.45%, due 01/10/20	19,910	20,030
3.40%, due 05/01/26	15,000	14,838
4.05%, due 07/30/22	13,338	13,943
6.125%, due 11/21/17	10,180	10,354
2.05%, due 12/07/18	2,098	2,101
CNO Financial Group, Inc.
4.50%, due 05/30/20	9,830	10,199
5.25%, due 05/30/25	5,895	6,243
Credit Suisse Group AG, 144A
7.50% (c) (d) (e)	30,000	33,639
6.25% (c) (d) (e)	7,000	7,437
Credit Suisse Group Funding Guernsey, Ltd.
3.125%, due 12/10/20	25,000	25,470
3.80%, due 06/09/23	14,750	15,207
Credit Suisse New York 1.75%, due 01/29/18	24,700	24,713
E*TRADE Financial Corp.
5.375%, due 11/15/22	24,308	25,553
4.625%, due 09/15/23	7,865	8,180
Goldman Sachs Group, Inc. 2.625%, due 04/25/21	2,000	2,004
JPMorgan Chase & Co.
2.972%, due 01/15/23	29,765	30,119
1.70%, due 03/01/18	21,596	21,603
2.383%, due 10/24/23 (d)	19,910	20,209
Moody’s Corp.
4.50%, due 09/01/22	9,820	10,615
5.50%, due 09/01/20	3,780	4,146
MSCI, Inc., 144A
5.25%, due 11/15/24 (c)	9,905	10,499
4.75%, due 08/01/26 (c)	5,925	6,090
5.75%, due 08/15/25 (c)	2,950	3,195
Principal Life Global Funding II, 144A
2.15%, due 01/10/20 (c)	19,910	19,933
2.375%, due 11/21/21 (c)	6,970	6,907
Reinsurance Group of America, Inc. 3.95%, due 09/15/26	4,905	4,985
S&P Global, Inc.
4.00%, due 06/15/25	17,150	17,957
2.95%, due 01/22/27	9,810	9,443
4.40%, due 02/15/26	1,970	2,118
3.30%, due 08/14/20	1,970	2,020
2.50%, due 08/15/18	1,970	1,984
S&P Global, Inc., 144A
2.50%, due 08/15/18 (c)	1,267	1,276
The Bear Stearns Cos. LLC 4.65%, due 07/02/18	8,205	8,436
The Goldman Sachs Group, Inc.
2.35%, due 11/15/21	14,616	14,419
2.30%, due 12/13/19	6,970	6,989
2.922%, due 10/28/27 (d)	2,975	3,093
2.875%, due 02/25/21	1,000	1,011
2.55%, due 10/23/19	980	991
Voya Financial, Inc. 3.65%, due 06/15/26	1,960	1,964
Wachovia Corp. 5.75%, due 02/01/18	1,197	1,225
Wells Fargo & Co.
3.069%, due 01/24/23	14,930	15,139
2.402%, due 10/31/23 (d)	8,603	8,756
Wells Fargo Bank NA
2.15%, due 12/06/19	9,900	9,946
1.80%, due 11/28/18	9,900	9,920
		640,160
CONSUMER DISCRETIONARY — 3.2%
1011778 BC ULC / New Red Finance, Inc., 144A 6.00%, due 04/01/22 (c)	29,500	30,569
BorgWarner, Inc. 4.625%, due 09/15/20	10,810	11,559
CCO Holdings LLC / CCO Holdings Capital Corp., 144A 5.125%, due 05/01/27 (c)	250	256
Coach, Inc.
3.00%, due 07/15/22	11,050	10,895
4.125%, due 07/15/27	4,975	4,921
Dana, Inc. 6.00%, due 09/15/23	3,925	4,092
Dollar Tree, Inc.
5.75%, due 03/01/23	2,950	3,113
5.25%, due 03/01/20	1,000	1,028
EMI Music Publishing Group North America Holdings, Inc., 144A 7.625%, due 06/15/24 (c)	4,910	5,462
Expedia, Inc. 5.00%, due 02/15/26	28,360	31,053
Foot Locker, Inc. 8.50%, due 01/15/22	4,340	5,078
General Motors Co.

	Par Value	Value
FIXED INCOME — 22.6% (cont.)
CORPORATE BONDS — 13.4% (cont.)
CONSUMER DISCRETIONARY — 3.2% (cont.)
4.875%, due 10/02/23	$41,400	$44,367
3.50%, due 10/02/18	29,525	30,043
General Motors Financial Co., Inc.
3.50%, due 07/10/19	4,975	5,091
3.10%, due 01/15/19	4,915	4,982
International Game Technology PLC, 144A
6.50%, due 02/15/25 (c)	19,600	21,511
6.25%, due 02/15/22 (c)	14,800	16,169
5.625%, due 02/15/20 (c)	9,800	10,419
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 144A
5.25%, due 06/01/26 (c)	1,000	1,052
5.00%, due 06/01/24 (c)	1,000	1,043
Lear Corp.
4.75%, due 01/15/23	17,411	18,014
5.375%, due 03/15/24	10,512	11,166
5.25%, due 01/15/25	5,290	5,597
Live Nation Entertainment, Inc., 144A
4.875%, due 11/01/24 (c)	14,935	15,159
5.375%, due 06/15/22 (c)	2,000	2,075
MGM Resorts International 8.625%, due 02/01/19	2,612	2,873
Omnicom Group, Inc.
3.625%, due 05/01/22	30,425	31,756
6.25%, due 07/15/19	2,950	3,195
Penn National Gaming, Inc., 144A 5.625%, due 01/15/27 (c)	6,970	7,101
Penske Automotive Group, Inc.
5.50%, due 05/15/26	11,343	11,286
5.375%, due 12/01/24	1,990	2,002
Scientific Games International, Inc. 10.00%, due 12/01/22	19,665	21,558
Scientific Games International, Inc., 144A 7.00%, due 01/01/22 (c)	8,875	9,452
Scripps Networks Interactive, Inc. 2.80%, due 06/15/20	3,930	3,976
Sirius XM Radio, Inc., 144A 5.25%, due 08/15/22 (c)	8,895	9,133
Tempur Sealy International, Inc. 5.50%, due 06/15/26	1,965	1,997
The Gap, Inc. 5.95%, due 04/12/21	1,965	2,130
The Priceline Group, Inc. 3.60%, due 06/01/26	14,730	14,911
The William Carter Co. 5.25%, due 08/15/21	36,132	37,171
Toyota Motor Credit Corp. 1.45%, due 01/12/18	29,495	29,512
Tribune Media Co. 5.875%, due 07/15/22	1,000	1,048
Wolverine World Wide, Inc., 144A 5.00%, due 09/01/26 (c)	11,845	11,682
Yum! Brands, Inc. 3.875%, due 11/01/23	6,329	6,250
		501,747
INFORMATION TECHNOLOGY — 1.7%
Activision Blizzard, Inc., 144A 6.125%, due 09/15/23 (c)	70,853	76,458
Avnet, Inc.
4.875%, due 12/01/22	5,290	5,604
3.75%, due 12/01/21	2,985	3,033
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 144A
3.00%, due 01/15/22 (c)	14,930	15,063
3.625%, due 01/15/24 (c)	9,955	10,184
2.375%, due 01/15/20 (c)	9,955	9,970
CDW LLC / CDW Finance Corp.
5.00%, due 09/01/25	9,955	10,328
5.00%, due 09/01/23	6,965	7,252
CommScope Technologies LLC, 144A 5.00%, due 03/15/27 (c)	14,438	14,402
CommScope, Inc., 144A 5.50%, due 06/15/24 (c)	2,985	3,107
Dell International LLC / EMC Corp., 144A
5.45%, due 06/15/23 (c)	14,725	15,979
4.42%, due 06/15/21 (c)	2,940	3,099
eBay, Inc. 2.50%, due 03/09/18	2,945	2,962
Electronic Arts, Inc.
4.80%, due 03/01/26	19,655	21,564
3.70%, due 03/01/21	14,740	15,339
Lam Research Corp.
2.75%, due 03/15/20	19,660	19,910
2.80%, due 06/15/21	4,910	4,981
Symantec Corp., 144A 5.00%, due 04/15/25 (c)	1,000	1,047
Tyco Electronics Group SA
6.55%, due 10/01/17	21,061	21,311
3.70%, due 02/15/26	9,830	10,142
2.35%, due 08/01/19	1,812	1,822
		273,557
HEALTH CARE — 1.4%
Abbott Laboratories
2.90%, due 11/30/21	14,935	15,102
2.35%, due 11/22/19	14,935	15,047
AbbVie, Inc. 1.80%, due 05/14/18	4,937	4,943
Anthem, Inc. 1.875%, due 01/15/18	4,200	4,203
Becton Dickinson and Co.
2.133%, due 06/06/19	9,950	9,965
3.30%, due 03/01/23	8,044	8,103
2.894%, due 06/06/22	2,985	2,994
3.363%, due 06/06/24	2,985	2,992
Boston Scientific Corp. 2.65%, due 10/01/18	6,945	7,009

	Par Value	Value
FIXED INCOME — 22.6% (cont.)
CORPORATE BONDS — 13.4% (cont.)
HEALTH CARE — 1.4% (cont.)
Centene Corp. 4.75%, due 05/15/22	$20,084	$20,963
CHS/Community Health Systems, Inc.
6.875%, due 02/01/22	3,920	3,425
8.00%, due 11/15/19	2,940	2,955
Express Scripts Holding Co. 3.30%, due 02/25/21	4,915	5,062
HCA, Inc.
5.00%, due 03/15/24	7,465	7,904
3.75%, due 03/15/19	3,965	4,044
4.25%, due 10/15/19	1,990	2,065
McKesson Corp. 1.40%, due 03/15/18	22,100	22,059
Medtronic, Inc. 1.50%, due 03/15/18	2,950	2,951
Quest Diagnostics, Inc. 4.70%, due 04/01/21	5,128	5,487
Quintiles IMS, Inc., 144A 5.00%, due 10/15/26 (c)	7,800	8,044
St Jude Medical LLC 2.00%, due 09/15/18	13,485	13,511
Thermo Fisher Scientific, Inc. 3.00%, due 04/15/23	1,970	1,986
Universal Health Services, Inc., 144A
4.75%, due 08/01/22 (c)	22,300	23,053
5.00%, due 06/01/26 (c)	12,805	13,285
3.75%, due 08/01/19 (c)	6,970	7,109
Zimmer Biomet Holdings, Inc.
3.15%, due 04/01/22	3,810	3,868
2.00%, due 04/01/18	1,815	1,818
		219,947
REAL ESTATE — 1.3%
CBRE Services, Inc.
5.25%, due 03/15/25	24,930	27,148
5.00%, due 03/15/23	25,239	26,296
4.875%, due 03/01/26	19,665	20,936
GLP Capital, LP / GLP Financing II, Inc.
4.375%, due 11/01/18	14,975	15,312
5.375%, due 11/01/23	12,000	13,050
4.875%, due 11/01/20	10,000	10,662
5.375%, due 04/15/26	3,925	4,287
4.375%, due 04/15/21	1,965	2,063
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. REIT 5.625%, due 05/01/24	2,945	3,210
Omega Healthcare Investors, Inc. 4.375%, due 08/01/23	15,046	15,429
Omega Healthcare Investors, Inc. REIT 5.25%, due 01/15/26	9,835	10,448
The Howard Hughes Corp., 144A 5.375%, due 03/15/25 (c)	11,945	12,214
Ventas Realty LP / Ventas Capital Corp. REIT 2.00%, due 02/15/18	15,876	15,898
Ventas Realty, LP REIT
3.125%, due 06/15/23	2,490	2,475
3.50%, due 02/01/25	1,000	993
Weyerhaeuser Co. REIT 6.95%, due 08/01/17	22,722	22,805
		203,226
CONSUMER STAPLES — 0.8%
CVS Health Corp.
4.00%, due 12/05/23	18,198	19,223
5.00%, due 12/01/24	6,880	7,621
4.75%, due 12/01/22	6,880	7,541
2.25%, due 08/12/19	2,884	2,901
Kraft Heinz Foods Co. 2.00%, due 07/02/18	34,173	34,260
Kraft Heinz Foods Co., 144A 4.875%, due 02/15/25 (c)	6,260	6,709
Mead Johnson Nutrition Co.
4.125%, due 11/15/25	13,955	15,047
3.00%, due 11/15/20	6,885	7,062
Mondelez International Holdings Netherlands BV, 144A
2.00%, due 10/28/21 (c)	8,585	8,364
1.625%, due 10/28/19 (c)	7,764	7,691
Post Holdings, Inc., 144A
5.00%, due 08/15/26 (c)	2,000	1,995
5.50%, due 03/01/25 (c)	500	516
5.75%, due 03/01/27 (c)	500	514
Smithfield Foods, Inc., 144A
2.70%, due 01/31/20 (c)	6,420	6,454
3.35%, due 02/01/22 (c)	4,975	5,001
4.25%, due 02/01/27 (c)	995	1,018
		131,917
ENERGY — 0.4%
Cameron International Corp. 6.375%, due 07/15/18	2,375	2,485
Chevron Corp. 1.365%, due 03/02/18	9,835	9,832
Concho Resources, Inc. 5.50%, due 10/01/22	6,980	7,163
ConocoPhillips Co. 4.20%, due 03/15/21	4,915	5,211
National Oilwell Varco, Inc. 1.35%, due 12/01/17	9,844	9,831
Oceaneering International, Inc. 4.65%, due 11/15/24	5,895	5,814
Peabody Energy Corp., 144A
6.00%, due 03/31/22 (c)	500	496
6.375%, due 03/31/25 (c)	500	493
Schlumberger Holdings Corp., 144A
2.35%, due 12/21/18 (c)	14,740	14,827
4.00%, due 12/21/25 (c)	9,830	10,305
1.90%, due 12/21/17 (c)	4,915	4,920
		71,377

	Par Value	Value
FIXED INCOME — 22.6% (cont.)
CORPORATE BONDS — 13.4% (cont.)
INDUSTRIALS — 0.3%
IHS Markit, Ltd., 144A 4.75%, due 02/15/25 (c)	$100	$107
Pentair Finance SA 2.90%, due 09/15/18	10,602	10,712
Stanley Black & Decker, Inc. 2.451%, due 11/17/18	6,875	6,942
USG Corp., 144A 4.875%, due 06/01/27 (c)	6,965	7,165
Welbilt, Inc. 9.50%, due 02/15/24	4,915	5,701
WESCO Distribution, Inc.
5.375%, due 06/15/24	13,675	14,273
5.375%, due 12/15/21	5,305	5,511
		50,411
TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc. 5.00%, due 03/01/21	16,710	18,068
Level 3 Financing, Inc. 5.125%, due 05/01/23	6,895	7,158
Zayo Group LLC / Zayo Capital, Inc. 6.00%, due 04/01/23	14,745	15,519
		40,745
Total Corporate Bonds (Cost $2,076,178)		2,133,087
GOVERNMENT AND AGENCY SECURITIES — 9.1%
U.S. GOVERNMENT NOTES — 8.8%
U.S. Government Notes
1.25%, due 07/15/20	470,652	490,652
1.375%, due 07/15/18	425,747	432,488
2.125%, due 01/15/19	227,054	234,415
1.75%, due 03/31/22	74,645	74,260
1.25%, due 11/30/18	73,725	73,627
1.875%, due 11/30/21	49,785	49,913
2.125%, due 01/31/21	24,570	24,948
1.75%, due 10/31/20	24,570	24,674
		1,404,977
U.S. GOVERNMENT AGENCIES — 0.3%
Federal National Mortgage Association, 1.25%, due 09/27/18	24,680	24,649
Federal Farm Credit Banks, 1.68%, due 08/16/21	17,165	16,787
		41,436
Total Government and Agency Securities (Cost $1,417,931)		1,446,413
CONVERTIBLE BOND — 0.1%
Chesapeake Energy Corp., 144A, 5.50%, due 09/15/26 (c) (Cost $14,454)	14,915	13,946
TOTAL FIXED INCOME — 22.6% (Cost $3,508,563)		3,593,446

SHORT-TERM INVESTMENTS — 14.5%
COMMERCIAL PAPER — 10.6%
BMW US Capital LLC, 144A, 1.09% - 1.12%, due 07/07/17 - 07/26/17 (c) (f)	115,675	115,610
MetLife Short Term Funding LLC, 144A, 1.00% - 1.15%, due 07/05/17 - 08/03/17 (c) (f)	241,000	240,801
Anthem, Inc., 144A, 1.22% - 1.37%, due 07/05/17 - 08/01/17 (c) (f)	116,750	116,690
J.P. Morgan Securities LLC, 1.01% - 1.22%, due 07/10/17 - 08/01/17 (f)	249,000	248,863
Toyota Motor Credit Corp., 1.01% - 1.15%, due 07/05/17 - 08/11/17 (f)	248,750	248,621
J.P. Morgan Securities LLC, 144A, 1.19%, due 08/28/17 (c) (f)	49,750	49,656
Kraft Food Group, Inc., 144A, 1.35% - 1.52%, due 07/06/17 - 07/24/17 (c) (f)	298,950	298,788
General Mills, Inc., 144A, 1.27% - 1.29%, due 07/10/17 - 07/21/17 (c) (f)	155,415	155,347
Schlumberger Holdings Corp., 144A, 1.22% - 1.48%, due 07/03/17 - 09/06/17 (c) (f)	139,000	138,846
Kellogg Co., 144A, 1.29% - 1.31%, due 07/05/17 - 07/13/17 (c) (f)	79,900	79,876
Total Commercial Paper (Cost $1,693,100)		1,693,098
REPURCHASE AGREEMENT — 1.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.34% dated 06/30/17 due 07/03/17, repurchase price $203,915, collateralized by a United States Treasury Bond, 3.125%, due 02/15/43, value plus accrued interest of $207,991 (Cost: $203,910)	203,910	203,910
U.S. GOVERNMENT BILL — 1.3%
United States Treasury Bills, 0.66%, due 08/17/17 (f) (Cost $199,830)	200,000	199,830
GOVERNMENT AND AGENCY SECURITIES — 0.9%
Federal National Mortgage Association, 0.96%, due 07/03/17 (f) (Cost $149,992)	150,000	149,992
CORPORATE BONDS — 0.4%
FINANCIALS — 0.3%
Bank of America Corp., 1.70%, due 08/25/17	41,521	41,536

	Par Value	Value
SHORT-TERM INVESTMENTS — 14.5% (cont.)
CORPORATE BONDS — 0.4% (cont.)
MATERIALS — 0.1%
Glencore Finance Canada, Ltd., 144A, 2.70%, due 10/25/17 (c)	$14,930	$14,952
CONSUMER DISCRETIONARY — 0.0%(g)
Newell Brands, Inc., 2.05%, due 12/01/17	3,735	3,741
Total Corporate Bonds (Cost $60,243)		60,229
TOTAL SHORT-TERM INVESTMENTS — 14.5% (Cost $2,307,075)		2,307,059
TOTAL INVESTMENTS — 99.6% (Cost $11,386,876)		15,857,274
Foreign Currencies (Cost $0) — 0.0% (g)		0	(h)
Other Assets In Excess of Liabilities — 0.4%		70,944
NET ASSETS — 100.0%		$15,928,218

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.
(d)	Floating Rate Note. Rate shown is as of June 30, 2017.
(e)	Security is perpetual and has no stated maturity date.
(f)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than $1,000.

Abbreviations:
REIT: Real Estate Investment Trust

OAKMARK GLOBAL FUND

Global Diversification —June 30, 2017 (Unaudited)

			% of Equity Investments
North America			43.0%
		United States	43.0%
Europe			41.3%
		United Kingdom	14.2%
	*	Germany	13.5%
		Switzerland	12.4%
	*	Netherlands	1.2%
Asia			10.3%
		Japan	7.0%
		China	3.3%
Australasia			2.9%
		Australia	2.9%
Latin America			2.5%
		Mexico	2.5%

*     Euro currency countries comprise 14.7% of equity investments.

Oakmark Global Fund	June 30, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 96.8%
FINANCIALS — 27.5%
BANKS — 13.6%
Lloyds Banking Group PLC (United Kingdom)	151,758	$130,750
Bank of America Corp. (United States)	4,721	114,529
Citigroup, Inc. (United States)	1,652	110,506
		355,785
DIVERSIFIED FINANCIALS — 9.4%
Credit Suisse Group AG (Switzerland)	9,414	136,074
Julius Baer Group, Ltd. (Switzerland)	1,614	84,937
Daiwa Securities Group, Inc. (Japan)	4,001	23,683
		244,694
INSURANCE — 4.5%
Allianz SE (Germany)	596	117,342
		717,821
CONSUMER DISCRETIONARY — 23.3%
AUTOMOBILES & COMPONENTS — 13.9%
Daimler AG (Germany)	1,797	130,049
Toyota Motor Corp. (Japan)	2,479	129,874
General Motors Co. (United States)	2,919	101,957
		361,880
MEDIA — 6.3%
Grupo Televisa SAB (Mexico) (a)	2,591	63,152
The Interpublic Group of Cos., Inc. (United States)	2,525	62,116
Live Nation Entertainment, Inc. (United States) (b)	1,128	39,294
		164,562
RETAILING — 1.8%
CarMax, Inc. (United States) (b)	746	47,043

CONSUMER DURABLES & APPAREL — 1.3%
Cie Financiere Richemont SA (Switzerland)	413	34,001
		607,486
INFORMATION TECHNOLOGY — 22.9%
SOFTWARE & SERVICES — 16.6%
Alphabet, Inc., Class C (United States) (b)	123	111,809
MasterCard, Inc., Class A (United States)	755	91,731
Oracle Corp. (United States)	1,763	88,387
Baidu, Inc. (China) (a) (b)	468	83,622
Wirecard AG (Germany)	917	58,327
		433,876
TECHNOLOGY HARDWARE & EQUIPMENT — 6.3%
TE Connectivity, Ltd. (United States)	1,441	113,346
Itron, Inc. (United States) (b)	377	25,522
Hirose Electric Co., Ltd. (Japan)	170	24,242
		163,110
		596,986
INDUSTRIALS — 13.0%
CAPITAL GOODS — 12.0%
CNH Industrial N.V. (United Kingdom)	8,683	98,326
Travis Perkins PLC (United Kingdom)	3,733	70,746
USG Corp. (United States) (b)	1,687	48,957
MTU Aero Engines AG (Germany)	254	35,800
Arconic, Inc. (United States)	1,322	29,941
Koninklijke Philips N.V. (Netherlands)	837	29,717
		313,487
TRANSPORTATION — 1.0%
Union Pacific Corp. (United States)	241	26,204
		339,691
MATERIALS — 5.0%
Incitec Pivot, Ltd. (Australia)	27,550	72,207
LafargeHolcim, Ltd. (Switzerland)	1,000	57,261
		129,468
CONSUMER STAPLES — 2.2%
FOOD, BEVERAGE & TOBACCO — 2.2%
Diageo PLC (United Kingdom)	1,968	58,138

ENERGY — 1.6%
National Oilwell Varco, Inc. (United States)	1,251	41,194

HEALTH CARE — 1.3%
HEALTH CARE EQUIPMENT & SERVICES — 1.3%
Tenet Healthcare Corp. (United States) (b)	1,729	33,440
TOTAL COMMON STOCKS — 96.8% (Cost $1,910,211)		2,524,224

	Par Value	Value
SHORT-TERM INVESTMENT— 2.7%
REPURCHASE AGREEMENT — 2.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.34% dated 06/30/17 due 07/03/17, repurchase price $70,943, collateralized by a United States Treasury Bond, 3.625%, due 08/15/43, value plus accrued interest of $72,361 (Cost: $70,941)	$70,941	70,941
TOTAL SHORT-TERM INVESTMENTS — 2.7% (Cost $70,941)		70,941
TOTAL INVESTMENTS — 99.5% (Cost $1,981,152)		2,595,165
Foreign Currencies (Cost $0) — 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities — 0.5%		14,016
TOTAL NET ASSETS — 100.0%		$2,609,181

(a)         Sponsored American Depositary Receipt

(b)         Non-income producing security

(c)          Amount rounds to less than 0.1%.

(d)         Amount rounds to less than $1,000.

OAKMARK GLOBAL SELECT FUND

Global Diversification —June 30, 2017 (Unaudited)

			% of Equity Investments
Europe			50.3%
		United Kingdom	19.4%
		Switzerland	18.4%
	*	Germany	7.4%
	*	France	5.1%
North America			49.7%
		United States	49.7%

*       Euro currency countries comprise 12.5% of equity investments.

Oakmark Global Select Fund	June 30, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.1%
FINANCIALS — 30.4%
BANKS — 17.2%
Lloyds Banking Group PLC (United Kingdom)	217,299	$187,218
Citigroup, Inc. (United States)	2,036	136,168
Bank of America Corp. (United States)	5,237	127,050
		450,436
INSURANCE — 8.1%
Willis Towers Watson PLC (United States)	748	108,862
American International Group, Inc. (United States)	1,647	102,971
		211,833
DIVERSIFIED FINANCIALS — 5.1%
Credit Suisse Group AG (Switzerland)	9,308	134,538
		796,807
INFORMATION TECHNOLOGY — 19.9%
SOFTWARE & SERVICES — 14.9%
Alphabet, Inc., Class C (United States) (a)	166	151,190
Oracle Corp. (United States)	2,450	122,843
MasterCard, Inc., Class A (United States)	972	118,013
		392,046
TECHNOLOGY HARDWARE & EQUIPMENT — 5.0%
TE Connectivity, Ltd. (United States)	1,654	130,129
		522,175
INDUSTRIALS — 15.7%
CAPITAL GOODS — 11.5%
CNH Industrial N.V. (United Kingdom)	15,308	173,348
General Electric Co. (United States)	4,750	128,298
		301,646
TRANSPORTATION — 4.2%
Kuehne + Nagel International AG (Switzerland)	668	111,411
		413,057
CONSUMER DISCRETIONARY — 12.6%
AUTOMOBILES & COMPONENTS — 7.1%
Daimler AG (Germany)	2,569	185,924

CONSUMER DURABLES & APPAREL — 5.5%
Cie Financiere Richemont SA (Switzerland)	1,296	106,750
Kering (France)	114	38,929
		145,679
		331,603
CONSUMER STAPLES — 8.0%
FOOD, BEVERAGE & TOBACCO — 8.0%
Diageo PLC (United Kingdom)	4,145	122,453
Danone SA (France)	1,171	88,007
		210,460
ENERGY — 4.4%
Apache Corp. (United States)	2,390	114,553

MATERIALS — 4.1%
LafargeHolcim, Ltd. (Switzerland)	1,860	106,517
TOTAL COMMON STOCKS — 95.1% (Cost $2,052,505)		2,495,172

	Par Value	Value
SHORT-TERM INVESTMENTS— 4.7%
REPURCHASE AGREEMENT — 4.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.34% dated 06/30/17 due 07/03/17, repurchase price $121,874, collateralized by a United States Treasury Bond, 3.125%, due 02/15/43, and by United States Treasury Notes, 1.500% - 1.625% due 02/15/26 - 08/15/26 aggregate value plus accrued interest of $124,310 (Cost: $121,871)	$121,871	121,871
TOTAL SHORT-TERM INVESTMENTS — 4.7% (Cost $121,871)		121,871
TOTAL INVESTMENTS — 99.8% (Cost $2,174,376)		2,617,043
Foreign Currencies (Cost $0) — 0.0% (b)		0	(c)
Other Assets In Excess of Liabilities — 0.2%		5,402
TOTAL NET ASSETS — 100.0%		$2,622,445

(a)                                 Non-income producing security

(b)                                 Amount rounds to less than 0.1%.

(c)                                  Amount rounds to less than $1,000.

OAKMARK INTERNATIONAL FUND

Global Diversification —June 30, 2017 (Unaudited)

			% of Equity Investments
Europe			79.2%
		United Kingdom	18.4%
		Switzerland	17.2%
	*	France	15.4%
	*	Germany	13.6%
		Sweden	6.0%
	*	Netherlands	5.0%
	*	Italy	3.6%
Asia			13.6%
		Japan	6.2%
		China	2.4%
		Indonesia	2.1%
		India	1.7%
		South Korea	0.7%
		Hong Kong	0.3%
		Taiwan	0.2%
Australasia			3.4%
		Australia	3.4%
North America			2.1%
		United States	2.1%
Latin America			1.7%
		Mexico	1.7%

*       Euro currency countries comprise 37.6% of equity investments.

Oakmark International Fund	June 30, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.8%
FINANCIALS — 31.1%
BANKS — 15.0%
BNP Paribas SA (France)	18,425	$1,327,034
Lloyds Banking Group PLC (United Kingdom)	1,532,670	1,320,503
Intesa Sanpaolo SpA (Italy)	328,755	1,042,352
Bank Mandiri Persero Tbk PT (Indonesia)	732,048	700,327
Royal Bank of Scotland Group PLC (United Kingdom) (a)	165,410	532,562
Axis Bank, Ltd. (India)	32,611	261,011
		5,183,789
DIVERSIFIED FINANCIALS — 10.5%
Credit Suisse Group AG (Switzerland)	109,387	1,581,093
EXOR N.V. (Netherlands) (b)	12,780	691,756
AMP, Ltd. (Australia)	145,462	580,251
Schroders PLC (United Kingdom)	11,263	455,333
Daiwa Securities Group, Inc. (Japan)	57,165	338,391
Schroders PLC, Non-Voting (United Kingdom)	31	903
		3,647,727
INSURANCE — 5.6%
Allianz SE (Germany)	6,417	1,263,471
Willis Towers Watson PLC (United States)	4,751	691,040
		1,954,511
		10,786,027
CONSUMER DISCRETIONARY — 25.8%
AUTOMOBILES & COMPONENTS — 13.9%
Daimler AG (Germany)	19,814	1,434,069
Toyota Motor Corp. (Japan)	21,618	1,132,651
Bayerische Motoren Werke AG (Germany)	11,268	1,046,043
Continental AG (Germany)	3,308	713,918
Valeo SA (France)	7,172	483,198
		4,809,879
CONSUMER DURABLES & APPAREL — 4.3%
Cie Financiere Richemont SA (Switzerland)	7,421	611,358
Swatch Group AG, Bearer Shares (Switzerland) (c)	972	358,938
Kering (France)	703	239,275
LVMH Moet Hennessy Louis Vuitton SA (France)	654	163,055
Prada SpA (Italy)	34,040	126,003
		1,498,629
MEDIA — 4.1%
Publicis Groupe SA (France) (c)	9,337	696,467
Grupo Televisa SAB (Mexico) (d)	22,830	556,370
WPP PLC (United Kingdom)	9,061	190,478
		1,443,315
RETAILING — 3.2%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	44,357	1,105,145
CONSUMER SERVICES — 0.3%
Melco Resorts & Entertainment, Ltd. (Hong Kong) (d)	4,074	91,470
		8,948,438
INDUSTRIALS — 17.1%
CAPITAL GOODS — 12.4%
CNH Industrial N.V. (United Kingdom) (b)	93,585	1,059,801
Ashtead Group PLC (United Kingdom) (b)	29,300	606,397
Safran SA (France) (c)	6,348	581,751
SKF AB, Class B (Sweden) (b)	24,548	497,378
Koninklijke Philips N.V. (Netherlands)	12,584	446,938
Volvo AB, Class B (Sweden)	16,256	277,088
Meggitt PLC (United Kingdom) (b)	42,083	261,397
Smiths Group PLC (United Kingdom)	11,152	231,971
Komatsu, Ltd. (Japan)	4,940	125,367
Wolseley PLC (United Kingdom)	1,659	101,818
Atlas Copco AB, Series B (Sweden)	2,911	100,585
		4,290,491
COMMERCIAL & PROFESSIONAL SERVICES — 3.3%
Bureau Veritas SA (France) (b) (c)	23,995	530,986
Experian PLC (United Kingdom)	15,561	319,217
G4S PLC (United Kingdom) (b)	70,853	301,209
		1,151,412
TRANSPORTATION — 1.4%
Kuehne + Nagel International AG (Switzerland)	2,923	487,787
		5,929,690
MATERIALS — 9.1%
Glencore PLC (Switzerland)	477,471	1,786,046
LafargeHolcim, Ltd. (Switzerland)	12,085	691,923
Orica, Ltd. (Australia) (b)	33,570	533,590
Akzo Nobel NV (Netherlands)	1,757	152,658
		3,164,217
INFORMATION TECHNOLOGY — 5.5%
SOFTWARE & SERVICES — 3.1%
Baidu, Inc. (China) (a) (d)	4,377	782,781
Infosys, Ltd. (India) (d)	19,890	298,743
		1,081,524
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
ASML Holding NV (Netherlands)	2,794	364,142
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	12,074	82,756
		446,898
TECHNOLOGY HARDWARE & EQUIPMENT — 1.1%
Samsung Electronics Co., Ltd. (South Korea)	108	224,514

	Shares	Value
COMMON STOCKS — 94.8% (cont.)
INFORMATION TECHNOLOGY — 5.5% (cont.)
TECHNOLOGY HARDWARE & EQUIPMENT — 1.1% (cont.)
OMRON Corp. (Japan)	3,872	$167,815
		392,329
		1,920,751
CONSUMER STAPLES — 5.2%
FOOD, BEVERAGE & TOBACCO — 5.2%
Diageo PLC (United Kingdom)	22,886	676,177
Danone SA (France)	7,171	539,015
Pernod Ricard SA (France) (c)	3,123	418,177
Nestle SA (Switzerland)	1,745	151,851
		1,785,220
HEALTH CARE — 1.0%
HEALTH CARE EQUIPMENT & SERVICES — 0.8%
Olympus Corp. (Japan)	7,356	268,131

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.2%
Sanofi (France)	839	80,216
		348,347
TOTAL COMMON STOCKS — 94.8% (Cost $28,201,074)		32,882,690

	Par Value	Value
SHORT-TERM INVESTMENTS— 5.2%
COMMERCIAL PAPER — 3.3%
J.P. Morgan Securities LLC, 1.01% - 1.22%, due 07/06/17 - 08/07/17 (f)	450,000	449,756
MetLife Short Term Funding LLC, 144A, 0.91% - 1.14%, due 07/06/17 - 08/04/17 (e) (f)	185,000	184,868
Toyota Motor Credit Corp., 0.97% - 1.0%, due 07/07/17 - 07/13/17 (f)	150,000	149,968
Wal-mart Stores, Inc., 144A, 1.09% - 1.12%, due 07/10/17 - 07/17/17 (e) (f)	150,000	149,949
J.P. Morgan Securities LLC, 144A, 1.01%, due 07/05/17 (e) (f)	$100,000	99,989
John Deere Capital Co., 144A, 1.17%, due 07/27/17 (e) (f)	100,000	99,917
Total Commercial Paper (Cost $1,134,447)		1,134,447
REPURCHASE AGREEMENT — 1.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.34% dated 06/30/17 due 07/03/17, repurchase price $359,173, collateralized by United States Treasury Notes, 0.625% - 1.625%, due 01/15/26 - 02/15/26, aggregate value plus accrued interest of $366,349 (Cost: $359,163)	359,163	359,163
GOVERNMENT AND AGENCY SECURITIES — 0.9%
Federal National Mortgage Association, 0.96%, due 07/03/17 (f) (Cost $299,984)	300,000	299,984
Total Government and Agency Securities (Cost $299,984)		299,984
TOTAL SHORT-TERM INVESTMENTS — 5.2% (Cost $1,793,594)		1,793,594
TOTAL INVESTMENTS — 100.0% (Cost $29,994,668)		34,676,284
Foreign Currencies (Cost $9,180) — 0.0% (g)		9,180
Liabilities In Excess of Other Assets — 0.0% (h)		(16,284)
TOTAL NET ASSETS — 100.0%		$34,669,180

(a)                                 Non-income producing security

(b)                                 See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)                                  A portion of the security out on loan.

(d)                                 Sponsored American Depositary Receipt

(e)                                  See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.

(f)                                   The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(g)                                  Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2017 (Unaudited)

			% of Equity Investments
Europe			62.0%
		United Kingdom	17.6%
		Switzerland	14.2%
	*	Finland	7.0%
	*	Italy	4.4%
	*	Germany	4.0%
		Norway	3.0%
	*	France	2.7%
	*	Spain	2.7%
	*	Netherlands	2.2%
		Denmark	2.1%
	*	Greece	1.1%
		Turkey	1.0%
Asia			20.4%
		Japan	8.1%
		South Korea	7.2%
		Indonesia	3.0%
		Hong Kong	1.8%
		China	0.3%
Australasia			10.1%
		Australia	7.4%
		New Zealand	2.7%
North America			4.4%
		Canada	3.7%
		United States	0.7%
Latin America			3.1%
		Mexico	1.6%
		Brazil	1.5%

*       Euro currency countries comprise 24.1% of equity investments.

Oakmark International Small Cap Fund	June 30, 2017 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.4%
INDUSTRIALS — 38.7%
CAPITAL GOODS — 18.6%
Konecranes OYJ (Finland)	2,311	$97,798
Travis Perkins PLC (United Kingdom)	3,755	71,163
MTU Aero Engines AG (Germany)	447	63,108
Metso OYJ (Finland)	1,669	57,867
Howden Joinery Group PLC (United Kingdom)	9,325	49,445
Morgan Advanced Materials PLC (United Kingdom)	12,021	44,418
Sulzer AG (Switzerland)	373	42,257
Outotec OYJ (Finland) (a)	5,327	36,625
Bucher Industries AG (Switzerland)	101	31,893
Wajax Corp. (Canada) (b)	1,071	18,689
Finning International, Inc. (Canada)	859	16,846
dormakaba Holding AG (Switzerland)	11	9,829
		539,938
COMMERCIAL & PROFESSIONAL SERVICES — 15.7%
IWG PLC (Switzerland)	29,388	123,787
Applus Services SA (Spain)	5,826	73,325
Pagegroup PLC (United Kingdom)	11,191	69,354
Mitie Group PLC (United Kingdom) (b)	17,058	61,453
Randstad Holding N.V. (Netherlands)	905	52,863
SThree PLC (United Kingdom)	6,352	25,480
Hays PLC (United Kingdom)	10,913	23,595
ALS, Ltd. (Australia)	2,710	15,518
Brunel International N.V. (Netherlands)	625	8,746
Cleanaway Waste Management, Ltd. (Australia)	2,774	2,932
		457,053
TRANSPORTATION — 4.4%
DSV AS (Denmark)	924	56,759
Panalpina Welttransport Holding AG (Switzerland)	255	35,852
Freightways, Ltd. (New Zealand)	5,201	29,194
BBA Aviation PLC (United Kingdom)	1,945	7,788
		129,593
		1,126,584
FINANCIALS — 21.2%
DIVERSIFIED FINANCIALS — 14.4%
Azimut Holding SPA (Italy) (c)	5,372	107,672
Julius Baer Group, Ltd. (Switzerland)	1,903	100,100
Aberdeen Asset Management PLC (United Kingdom)	18,520	72,847
Element Fleet Management Corp. (Canada)	9,442	64,801
EFG International AG (Switzerland)	6,938	44,930
Haci Omer Sabanci Holding AS (Turkey)	9,207	28,601
		418,951
BANKS — 6.8%
BNK Financial Group, Inc. (South Korea)	12,140	116,186
DGB Financial Group, Inc. (South Korea)	7,824	80,689
		196,875
		615,826
INFORMATION TECHNOLOGY — 11.6%
SOFTWARE & SERVICES — 7.5%
Atea ASA (Norway) (a) (b)	6,213	83,347
Wirecard AG (Germany)	755	48,030
Otsuka Corp. (Japan)	733	45,442
Totvs SA (Brazil)	4,623	42,083
		218,902
TECHNOLOGY HARDWARE & EQUIPMENT — 4.1%
Ingenico Group SA (France)	817	74,192
Hirose Electric Co., Ltd. (Japan)	303	43,157
		117,349
		336,251
CONSUMER DISCRETIONARY — 6.1%
MEDIA — 4.2%
SKY Network Television, Ltd. (New Zealand)	17,659	44,644
Megacable Holdings SAB de CV (Mexico)	10,851	43,850
Hakuhodo DY Holdings, Inc. (Japan)	2,461	32,626
		121,120
CONSUMER SERVICES — 1.4%
Melco International Development, Ltd. (Hong Kong)	15,772	42,221

RETAILING — 0.3%
Hengdeli Holdings, Ltd. (Hong Kong) (a)	88,841	7,852

CONSUMER DURABLES & APPAREL — 0.2%
Cosmo Lady China Holdings Co., Ltd. (China)	18,181	7,382
		178,575
MATERIALS — 4.5%
Incitec Pivot, Ltd. (Australia)	38,646	101,289
Titan Cement Co. SA (Greece)	1,035	29,283
		130,572
HEALTH CARE — 4.0%
HEALTH CARE EQUIPMENT & SERVICES — 3.3%
Primary Health Care, Ltd. (Australia)	25,255	70,657
Amplifon S.p.A. (Italy)	1,051	13,882
Ansell, Ltd. (Australia)	704	12,839
		97,378
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.7%
QIAGEN N.V. (United States) (a)	563	18,864
		116,242

	Shares	Value
COMMON STOCKS — 94.4% (cont.)
CONSUMER STAPLES — 3.5%
FOOD & STAPLES RETAILING — 3.5%
Sugi Holdings Co., Ltd. (Japan)	1,925	$103,016

TELECOMMUNICATION SERVICES — 2.8%
Tower Bersama Infrastructure Tbk PT (Indonesia)	108,063	55,136
Sarana Menara Nusantara Tbk PT (Indonesia)	96,021	27,306
		82,442
REAL ESTATE — 2.0%
Countrywide PLC (United Kingdom) (b)	12,249	26,724
LSL Property Services PLC (United Kingdom) (b)	10,413	29,872
		56,596
TOTAL COMMON STOCKS — 94.4% (Cost $2,492,118)		2,746,104

	Par Value	Value
SHORT-TERM INVESTMENTS— 5.4%
REPURCHASE AGREEMENT — 5.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.34% dated 06/30/17 due 07/03/17, repurchase price $156,822, collateralized by United States Treasury Bonds, 3.125% - 3.625%, due 02/15/43 - 08/15/43, aggregate value plus accrued interest of $159,957 (Cost: $156,817)	$156,817	156,817
TOTAL SHORT-TERM INVESTMENTS — 5.4% (Cost $156,817)		156,817
TOTAL INVESTMENTS — 99.8% (Cost $2,648,935)		2,902,921
Foreign Currencies (Cost $259) — 0.0% (d)		258
Other Assets In Excess of Liabilities — 0.2%		7,014
TOTAL NET ASSETS — 100.0%		$2,910,193

(a)           Non-income producing security

(b)           See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)           A portion of the security out on loan.

(d)           Amount rounds to less than 0.1%.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act.

Security valuation

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market System.  Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the mean of the most recent bid and asked quotations.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the assumptions of Harris Associates L.P. (the “Adviser”) based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between level 1 and level 2 at the end of the reporting cycle. At June 30, 2017, there were no transfers between level 1 and level 2 securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented by contract in the notes following the below summary:

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$16,939,350	$0	$0
Short Term Investments	0	828,338	0
Total	$16,939,350	$828,338	$0

Select
Common Stocks	$5,562,275	$0	$0
Short Term Investments	0	302,805	0
Put Options Written	(2,340)	0	0
Total	$5,559,935	$302,805	$0

Equity and Income
Common Stocks	$9,956,769	$0	$0
Government and Agency Securities	0	1,446,413	0
Corporate Bonds	0	2,133,087	0
Convertible Bonds	0	13,946	0
Short Term Investments	0	2,307,059	0
Total	$9,956,769	$5,900,505	$0

Global
Common Stocks	$2,524,224	$0	$0
Short Term Investments	0	70,941	0
Forward Foreign Currency Contracts - Liabilities	0	(1,539)	0
Total	$2,524,224	$69,402	$0

Global Select
Common Stocks	$2,495,172	$0	$0
Short Term Investments	0	121,871	0
Forward Foreign Currency Contracts - Liabilities	0	(2,145)	0
Total	$2,495,172	$119,726	$0

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International
Common Stocks	$32,882,690	$0	$0
Short Term Investments	0	1,793,594	0
Forward Foreign Currency Contracts - Liabilities	0	(15,470)	0
Total	$32,882,690	$1,778,124	$0

Int’l Small Cap
Common Stocks	$2,746,104	$0	$0
Short Term Investments	0	156,817	0
Forward Foreign Currency Contracts - Liabilities	0	(1,191)	0
Total	$2,746,104	$155,626	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. Each of the Funds’ transactions in forward foreign currency contracts were used for transaction or portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2017 Global, Global Select, International, and Int’l Small Cap held non-collateralized forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”), as follows (in thousands):

Global

	Local Contract Amount	Settlement Date	Valuation at 6/30/17	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	32,712	09/20/17	$34,294	$(1,539)
			$34,294	$(1,539)

During the period ended June 30, 2017 the notional value of forward foreign currency contracts opened for Global were $40,069 and the notional value of settled contracts was $98,818 (in thousands).

Global Select

	Local Contract Amount	Settlement Date	Valuation at 6/30/17	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	45,595	09/20/17	$47,800	$(2,145)
			$47,800	$(2,145)

During the period ended June 30, 2017 the notional value of forward foreign currency contracts opened for Global Select were $45,655 and the notional value of settled contracts was $85,365 (in thousands).

International

	Local Contract Amount	Settlement Date	Valuation at 6/30/17	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	328,863	09/20/17	$344,765	$(15,470)
			$344,765	$(15,470)

During the period ended June 30, 2017 the notional value of forward foreign currency contracts opened for International were $423,271 and the notional value of settled contracts was $924,091 (in thousands).

Int’l Small Cap

	Local Contract Amount	Settlement Date	Valuation at 6/30/17	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	25,316	09/20/17	$26,540	$(1,191)
			$26,540	$(1,191)

During the period ended June 30, 2017 the notional value of forward foreign currency contracts opened for Int’l Small Cap were $42,775 and the notional value of settled contracts was $111,788 (in thousands).

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At June 30, 2017 none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At June 30, 2017 none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  Premiums paid for purchasing options that expire are treated as realized losses.  Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.  The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select used options written for tax management purposes during the period ended June 30, 2017, as follows (in thousands):

Oakmark

	Number of Contracts	Premiums
Options outstanding at September 30, 2016	0	$0
Options written	7	1,034
Options exercised	(7)	(1,034)
Options outstanding at June 30, 2017	0	$0

Select

	Number of Contracts	Premiums
Options outstanding at September 30, 2016	0	$0
Options written	60	2,307
Options exercised	0	0
Options outstanding at June 30, 2017	60	$2,307

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At June 30, 2017 all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund.  The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At June 30, 2017 International and Int’l Small Cap had securities on loan with a value of $369,083,108 and $27,151,462, respectively, and held as collateral for the loans U.S. Treasury securities with a value of $387,727,143 and $28,918,212, respectively.

Restricted securities

Each Fund may invest in restricted securities, which generally are considered illiquid, but such illiquid securities may not comprise more than 15% of the value of a Fund’s net assets at the time of investment. The following investments, the sales of which are subject to restrictions on resale under federal securities laws, have been valued in good faith according to the securities valuation procedures established by the Board of Trustees (as stated in the Security valuation section) since their acquisition dates.

At June 30, 2017 Oakmark, Equity and Income and International held the following restricted securities:

Oakmark

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets
$50,000	Anthem, Inc.	06/30/17	$49,993	$49,993	0.28%
				49,993	0.28%

Equity and Income

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets
$29,500	1011778 BC ULC / New Red Finance, Inc.	09/24/14	$29,500	$30,569	0.19%
70,853	Activision Blizzard, Inc.	09/12/13 - 05/08/17	76,165	76,458	0.48%
116,750	Anthem, Inc.	05/31/17 - 06/30/17	116,690	116,690	0.73%
115,675	BMW US Capital LLC	06/14/17 - 06/22/17	115,610	115,610	0.73%
34,840	Broadcom Corp. / Broadcom Cayman Finance, Ltd.	01/11/17	34,755	35,217	0.22%
250	CCO Holdings LLC / CCO Holdings Capital Corp.	03/09/17	248	256	0.00%
14,915	Chesapeake Energy Corp.	09/30/16	14,454	13,946	0.09%
14,438	CommScope Technologies LLC	03/02/17 - 06/22/17	14,290	14,402	0.09%
2,985	CommScope, Inc.	05/26/17	3,129	3,107	0.02%
37,000	Credit Suisse Group AG	12/04/13 - 06/11/14	37,000	41,076	0.26%
17,665	Dell International LLC / EMC Corp.	05/17/16	17,658	19,078	0.12%
4,910	EMI Music Publishing Group North America Holdings, Inc.	05/26/16	4,910	5,462	0.03%
155,415	General Mills, Inc.	05/01/17 - 06/27/17	155,347	155,347	0.98%
14,930	Glencore Finance Canada, Ltd.	03/24/17	14,966	14,952	0.09%
100	IHS Markit, Ltd.	02/06/17	100	107	0.00%
44,200	International Game Technology PLC	02/09/15	44,211	48,099	0.30%
49,750	J.P. Morgan Securities LLC	05/01/17	49,656	49,656	0.31%
2,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	06/02/16	2,000	2,095	0.01%
79,900	Kellogg Co.	06/22/17 - 06/29/17	79,876	79,876	0.50%
298,950	Kraft Food Group, Inc.	05/01/17 - 06/08/17	298,788	298,788	1.88%
6,260	Kraft Heinz Foods Co.	02/17/16 - 02/23/16	6,678	6,709	0.04%
16,935	Live Nation Entertainment, Inc.	08/15/12 - 10/26/16	16,935	17,234	0.11%
18,780	MSCI, Inc.	08/10/15 - 09/01/16	18,911	19,784	0.12%
241,000	MetLife Short Term Funding LLC	05/23/17 - 06/28/17	240,801	240,801	1.51%
16,349	Mondelez International Holdings Netherlands BV	01/03/17 - 01/25/17	15,880	16,055	0.10%
1,000	Peabody Energy Corp.	02/09/17	1,000	989	0.01%
6,970	Penn National Gaming, Inc.	01/17/17	6,970	7,101	0.04%
3,000	Post Holdings, Inc.	07/25/16 - 02/09/17	3,000	3,025	0.02%
26,880	Principal Life Global Funding II	11/14/16 - 01/03/17	26,838	26,840	0.17%
7,800	Quintiles IMS, Inc.	09/14/16	7,807	8,044	0.05%
1,267	S&P Global, Inc.	01/19/17	1,273	1,276	0.01%
168,485	Schlumberger Holdings Corp.	12/10/15 - 06/29/17	168,326	168,898	1.06%
8,875	Scientific Games International, Inc.	11/14/14	8,986	9,452	0.06%
8,895	Sirius XM Radio, Inc.	03/04/15 - 03/26/15	9,304	9,133	0.06%
12,390	Smithfield Foods, Inc.	01/25/17 - 02/14/17	12,391	12,473	0.08%
1,000	Symantec Corp.	02/07/17	1,000	1,047	0.01%
11,945	The Howard Hughes Corp.	03/03/17	11,945	12,214	0.08%
6,965	USG Corp.	05/01/17	6,965	7,165	0.05%
42,075	Universal Health Services, Inc.	01/14/16 - 11/09/16	42,298	43,447	0.27%
11,845	Wolverine World Wide, Inc.	09/16/16 - 05/11/17	11,771	11,682	0.07%
				1,744,160	10.95%

International

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets
$100,000	J.P. Morgan Securities LLC	05/02/17	$99,989	$99,989	0.29%
100,000	John Deere Capital Co.	06/22/17	99,917	99,917	0.29%
185,000	MetLife Short Term Funding LLC	05/30/17 - 06/30/17	184,868	184,868	0.53%
150,000	Wal-mart Stores, Inc.	06/22/17 - 06/29/17	149,949	149,949	0.43%
				534,723	1.54%

2. INVESTMENTS IN AFFILIATED ISSUERS

Each of the companies listed below was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended June 30, 2017. Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands):

Schedule of Transactions with Affiliated Issuers

Select

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2016	Value June 30, 2017
Weatherford International PLC	54,500	$285,825	$0	$0	$0	$210,915
TOTALS		$285,825	$0	$0	$0	$210,915

Schedule of Transactions with Affiliated Issuers

Equity and Income

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2016	Value June 30, 2017
Kate Spade & Co. (a)	0	$18,130	$126,134	$0	$98,018	$0
TOTALS		$18,130	$126,134	$0	$98,018	$0

Schedule of Transactions with Affiliated Issuers

International

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2016	Value June 30, 2017
Ashtead Group PLC	29,300	$219,646	$278,253	$1,387	$538,107	$606,397
Bureau Veritas SA	23,995	152,958	16,681	14,684	362,020	530,986
CNH Industrial N.V.	93,585	6,063	22,877	11,315	681,094	1,059,801
EXOR N.V.	12,780	0	58,583	4,996	569,299	691,756
G4S PLC (b)	70,853	0	107,363	7,176	285,936	301,209
Meggitt PLC	42,083	25,994	0	5,429	218,144	261,397
Orica, Ltd.	33,570	44,777	85,798	13,708	424,067	533,590
SKF AB, Class B	24,548	82,654	69,142	14,410	408,295	497,378
TOTALS		$532,092	$638,697	$73,105	$3,486,962	$4,482,514

Schedule of Transactions with Affiliated Issuers

Int’l Small Cap

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2016	Value June 30, 2017
Atea ASA	6,213	$0	$13,192	$5,312	$74,190	$83,347
Countrywide PLC	12,249	2,353	0	0	31,259	26,724
LSL Property Services PLC	10,413	0	0	820	28,817	29,872
Mitie Group PLC (b)	17,058	2,018	3,635	853	42,748	61,453
Wajax Corp.	1,071	0	1,118	605	12,508	18,689
TOTALS		$4,371	$17,945	$7,590	$189,522	$220,085

(a) Position in issuer liquidated during the period ended June 30, 2017.

(b) Due to transactions during the period ended June 30, 2017, the company is no longer an affiliate.

3. FEDERAL INCOME TAXES

At June 30, 2017 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	$11,205,387	$6,641,921	$(79,620)	$6,562,301
Select	3,910,209	2,031,276	(76,405)	1,954,871
Equity and Income	11,386,876	4,521,071	(50,673)	4,470,398
Global	2,008,267	621,155	(34,257)	586,898
Global Select	2,188,838	465,672	(37,467)	428,205
International	30,436,977	4,878,974	(639,667)	4,239,307
Int’l Small Cap	2,671,331	446,388	(214,798)	231,590

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer

Date:	August 23, 2017

By:	/s/ John J. Kane
John J. Kane
Principal Financial Officer

Date:	August 23, 2017